Fair value measurement (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Fair Value Measurement 1	$ 200,000
Fair Value Measurement 2		1,334,000
Fair Value Measurement 3		20,427,000
Fair Value Measurement 4	$ 3,279,000